Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and equipment, net consist of the following:

	December 31,
	2015	2014
Lab equipment	$35,651	$35,651
Computer equipment and software	48,882	4,023

Total property and equipment	84,533	39,674
Less: accumulated depreciation	(43,243)	(31,996)

Property and equipment, net	$41,290	$7,678

Schedule of Components of Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2015	2014
Accrued bonuses	$524,912	$—
Accrued consulting costs	245,317	100,000
Accrued contract research costs	152,242	80,515
Accrued vacation	61,246	25,673
Accrued legal fees	—	18,324
Accrued other	22,735	1,750

Total accrued liabilities	$1,006,452	$226,262